CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at July 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 99.3%
Aerospace & Defense: 4.6%
185,000	Huntington Ingalls Industries, Inc.	$37,949,050
85,000	Teledyne Technologies, Inc. [1]	38,485,450
		76,434,500
Banks: 2.6%
225,000	First Republic Bank	43,879,500

Biotechnology: 4.8%
500,000	Horizon Therapeutics PLC [1]	50,010,000
325,000	Neurocrine Biosciences, Inc. [1]	30,293,250
		80,303,250
Building Products: 2.2%
625,000	Masco Corp.	37,318,750

Capital Markets: 2.7%
350,027	Raymond James Financial, Inc.	45,321,496

Commercial Services & Supplies: 5.3%
100,014	Cintas Corp.	39,423,518
325,047	Copart, Inc. [1]	47,781,909
		87,205,427
Communications Equipment: 2.3%
650,000	Ciena Corp. [1]	37,791,000

Distributors: 2.6%
90,000	Pool Corp.	43,003,800

Electrical Equipment: 2.5%
100,000	Generac Holdings, Inc. [1]	41,936,000

Electronic Equipment, Instruments & Components: 5.7%
275,000	Keysight Technologies, Inc. [1]	45,251,250
90,000	Zebra Technologies Corp. - Class A [1]	49,723,200
		94,974,450
Entertainment: 2.1%
200,014	Take-Two Interactive Software, Inc. [1]	34,686,428

Equity Real Estate Investment Trusts: 2.4%
200,000	Sun Communities, Inc.	39,222,000

Food Products: 1.8%
350,000	McCormick & Company, Inc. [2]	29,459,500

Health Care Equipment & Supplies: 10.3%
85,010	The Cooper Companies, Inc.	35,854,668
165,000	ResMed, Inc.	44,847,000
175,000	STERIS PLC	38,141,250
125,000	West Pharmaceutical Services, Inc.	51,466,250
		170,309,168
Household Products: 1.8%
350,000	Church & Dwight Co., Inc.	30,303,000

Internet & Direct Marketing Retail: 2.2%
200,000	Etsy, Inc. [1]	36,702,000

IT Services: 2.2%
300,000	Akamai Technologies, Inc. [1]	35,976,000

Life Sciences Tools & Services: 6.1%
120,000	Charles River Laboratories International, Inc. [1]	48,830,400
35,000	Mettler-Toledo International, Inc. [1]	51,579,850
		100,410,250
Machinery: 2.5%
185,000	IDEX Corp.	41,937,650

Professional Services: 2.2%
425,000	Booz Allen Hamilton Holding Corp.	36,469,250

Semiconductors & Semiconductor Equipment: 13.5%
400,000	Brooks Automation, Inc.	35,604,000
550,000	Diodes, Inc. [1]	45,100,000
420,000	Entegris, Inc.	50,668,800
110,020	Monolithic Power Systems, Inc.	49,427,585
230,027	Skyworks Solutions, Inc.	42,442,282
		223,242,667
Software: 6.7%
175,000	Fortinet, Inc. [1]	47,642,000
100,023	Paycom Software, Inc. [1]	40,009,200
231,451	Qualys, Inc. [1]	23,506,164
		111,157,364
Specialty Retail: 10.2%
200,000	Asbury Automotive Group, Inc. [1]	41,092,000
135,016	Burlington Stores, Inc. [1]	45,203,357
375,000	Floor & Decor Holdings, Inc. - Class A [1]	45,753,750
250,000	Williams-Sonoma, Inc.	37,925,000
		169,974,107
TOTAL COMMON STOCKS
(Cost $847,224,470)		1,648,017,557

SHORT-TERM INVESTMENTS: 0.7%
Money Market Funds: 0.7%
10,947,600	First American Treasury Obligations Fund - Institutional Class, 0.010% [3]	10,947,600
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,947,600)		10,947,600

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $858,172,070)		1,658,965,157
Other Assets in Excess of Liabilities: 0.0% [4]		293,370
TOTAL NET ASSETS: 100.0%		$1,659,258,527

[1]	Non-income producing security.
[2]	Non-voting shares.
[3]	Annualized seven-day effective yield as of July 31, 2021.
[4]	Does not round to 0.1% or (0.1)%, as applicable.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Mid Cap Growth Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

Congress Mid Cap Growth Fund
Summary of Fair Value Exposure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021. See the Schedule of Investments for an industry breakout:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,648,017,557	$-	$-	$1,648,017,557
Short-Term Investments	10,947,600	-	-	10,947,600
Total Investments in Securities	$1,658,965,157	$-	$-	$1,658,965,157